U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

SEC File Number 333-180459

NOTIFICATION OF LATE FILING

(Check One): [x] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q  [ ] From N-SAR For Period Ended:   [ ] Transition Report on Form 10-K  [ ] Transition Report on Form 20-F [ ] Transition Report on Form 11-K  [ ] Transition Report on Form 10-Q [ ] Transition Report on Form N-SAR For Transition Period Ended:

Read Attached Instruction Sheet Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein. If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

Full Name of Registrant

   - Kolasco Corp.

Former Name if Applicable –

Address of Principal Executive Office

 Street and Number

-

1005-63 Callowhill Dr,

Toronto Ontario,

M9R 3L6 Canada

PART II

RULES 12B-25 (B) AND (C)

IF THE SUBJECT REPORT COULD NOT BE FILED WITHOUT UNREASONABLE EFFORT OR EXPENSE AND THE REGISTRANT SEEKS RELIEF PURSUANT TO RULE 12B-25(B), THE FOLLOWING SHOULD BE COMPLETED. (CHECK BOX IF APPROPRIATE) (A)   THE REASONS DESCRIBED IN REASONABLE DETAIL IN PART III OF THIS FORM COULD NOT BE ELIMINATED WITHOUT UNREASONABLE EFFORT OR EXPENSE;